Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	REPRO MED SYSTEMS INC
Entity Central Index Key	0000704440
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Trading Symbol	REPR
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer